Offerings	Aug. 22, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965.00
Offering Note	There is being registered hereunder such indeterminate number of (a) common shares, (b) subscription receipts, (c) warrants and (d) units of Oncolytics Biotech Inc. (the "Registrant"), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $150,000,000. Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of common shares, warrants, subscription receipts and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes a total of C$129,000,000 of unsold securities that had previously been registered under the Registrant's registration statement on Form F-10 filed on July 25, 2024 (No. 333-281009), and declared effective on August 1, 2024 (the "Prior Registration Statement"). The Prior Registration Statement registered securities for a maximum offering price of C$150,000,000, which at the time converted into U.S. dollars of $109,500,000 based on the average rate of exchange of C$1.00 = U.S.$0.73, as reported by the Bank of Canada (the "Prior Registration Statement Exchange Rate"). The Registrant sold approximately C$21,000,000 of securities registered under the Prior Registration Statement (or $15,330,000 when converted into U.S. dollars using the Prior Registration Statement Exchange Rate), and therefore, there is a balance of C$129,000,000 (or $94,170,000 when converted into U.S. dollars using the Prior Registration Statement Exchange Rate) that remains unsold (the "Unsold Securities"). In connection with the registration of such Unsold Securities on the Prior Registration Statement, the Registrant paid a registration fee of $13,899.49 for such Unsold Securities, which fee will continue to be applied to such Unsold Securities. Accordingly, a filing fee of $9,065.51 is being paid herewith. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. If the Registrant sells any of the Unsold Securities pursuant to the Prior Registration Statement after the date of the initial filing, and prior to the date of effectiveness, of this registration statement, the Registrant will file a pre-effective amendment to this registration statement, which will reduce the number of Unsold Securities included on this registration statement.